Ordinary Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands					12 Months Ended
	Nov. 10, 2017 CNY (¥) shares	Nov. 10, 2017 USD ($) $ / shares shares	Nov. 09, 2017 shares	Oct. 20, 2017 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Jun. 30, 2012 USD ($) $ / shares shares
Class Of Stock [Line Items]
Authorized share capital | $								$ 50,000
Ordinary and preferred shares authorized								5,000,000,000
Ordinary stock, authorized								4,266,159,600
Ordinary stock, par value | $ / shares				$ 0.00001		$ 0.00001		$ 0.00001
Preferred stock, shares authorized								733,840,400
Preferred stock shares converted and designated				100
Common stock shares redesignated			4,000,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and Concurrent Private Placement (“CPP”), net of expense | ¥					¥ 1,677,222
Ordinary stock, shares issued						1,503,071,169
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary stock, authorized						10,000,000,000	733,840,400
Ordinary stock, par value | $ / shares						$ 0.00001	$ 0.00001
Preferred stock shares converted and designated			1
Common stock shares redesignated			1
Ordinary stock, shares issued						842,071,169	733,840,400
Class A Ordinary Shares | Initial Public Offering
Class Of Stock [Line Items]
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense, Shares	85,000,000	85,000,000
Common stock shares sold price per share | $ / shares		$ 2.6
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and Concurrent Private Placement (“CPP”), net of expense	¥ 1,464,800	$ 221,000,000
Class A Ordinary Shares | Private Placement
Class Of Stock [Line Items]
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense, Shares	19,230,769	19,230,769
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and Concurrent Private Placement (“CPP”), net of expense	¥ 331,400	$ 50,000,000
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary stock, authorized						10,000,000,000	4,266,159,600
Ordinary stock, par value | $ / shares						$ 0.00001	$ 0.00001
Preferred stock shares converted and designated			1
Ordinary stock, shares issued						661,000,000	665,000,000
American Depositary Shares | Initial Public Offering
Class Of Stock [Line Items]
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense, Shares	17,000,000	17,000,000
Common stock shares sold price per share | $ / shares		$ 13.0
American Depositary Shares | Private Placement
Class Of Stock [Line Items]
Issuance of ordinary shares upon Initial Public Offering ("IPO") and Concurrent Private Placement ("CPP"), net of expense, Shares	3,846,154	3,846,154